Financial instruments (Details 9) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Series H bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 119,938
Currency	UF
Derivative contracts, Maturity	Jan. 04, 2023
Series O bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 58,748
Currency	UF
Derivative contracts, Maturity	Feb. 01, 2022
Series P bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 134,228
Currency	UF
Derivative contracts, Maturity	Jan. 15, 2028
Series Q bonds [Member]
Financial instruments [Line Items]
Contract amount	$ 106,933
Currency	UF
Derivative contracts, Maturity	Jun. 01, 2030